Inventories, net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)
Inventories, net [Abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 26,361,417	$ 21,858,519
Less: Reserve for obsolete and slow-moving inventories	(2,609,960)	(2,586,894)
Total	23,751,457	19,271,625		$ 1,172
Cost of inventories recognized in cost of sales	$ 111,659,973	$ 111,863,425	$ 115,022,007